Corporate Structure and Nature of Operations; Plan of Reorganization and Conversion; Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Structure and Nature of Operations; Plan of Reorganization and Conversion; Basis of Presentation	Corporate Structure and Nature of Operations; Conversion and Reorganization; Basis of Presentation
Corporate Structure and Nature of Operations
Eastern Bankshares, Inc., a Massachusetts corporation (the “Company”), is a bank holding company. Through its wholly-owned subsidiaries, Eastern Bank (the “Bank”) and Eastern Insurance Group LLC (“Eastern Insurance Group”), the Company provides a variety of banking services, and trust and investment services through its full-service bank branches and, as of December 31, 2022, insurance services through its full-service insurance offices, located primarily in eastern Massachusetts, southern and coastal New Hampshire and Rhode Island. Eastern Insurance Group is a wholly-owned subsidiary of the Bank. On September 19, 2023, the Company and the Bank entered into an asset purchase agreement in which Arthur J. Gallagher & Co. (“Gallagher”) agreed to purchase substantially all of Eastern Insurance Group’s assets for cash consideration and to assume certain liabilities. On October 31, 2023, the Company completed its sale of its insurance agency business to Gallagher. Refer to Note 24, “Discontinued Operations” for further discussion regarding discontinued operations.
The activities of the Company are subject to the regulatory supervision of the Board of Governors of the Federal Reserve System (“Federal Reserve”). The activities of the Bank are subject to the regulatory supervision of the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation (“FDIC”) and the Consumer Financial Protection Bureau (“CFPB”). The Company and the activities of the Bank and its subsidiaries are also subject to various Massachusetts, New Hampshire and Rhode Island business, banking and, through October 31, 2023, insurance regulations.
Conversion and Reorganization
Pursuant to a Plan of Conversion (the “Plan”), Eastern Bank Corporation, the predecessor of the Company, reorganized from a mutual holding company into a publicly traded stock form of organization on October 14, 2020. In connection with the reorganization, Eastern Bank Corporation transferred to the Company 100% of Eastern Bank’s common stock, and immediately thereafter merged into the Company.
Pursuant to the Plan, the Company sold 179,287,828 shares of common stock in a public offering at $10.00 per share, including 14,940,652 shares of common stock purchased by the Bank’s employee stock ownership plan (the “ESOP”), for gross offering proceeds of approximately $1,792,878,000. The Company completed the offering on October 14, 2020. Effective as of October 15, 2020, the Company donated 7,470,326 shares of common stock to the Eastern Bank Charitable Foundation (now known as the Eastern Bank Foundation, or the “Foundation”). A total of 186,758,154 shares of common stock of the Company were issued and outstanding immediately after the donation to the Foundation. The purchase of common stock by the ESOP was financed by a loan from the Company.
Pursuant to the Plan, eligible account holders have received an interest in a liquidation account maintained by the Company in an amount equal to (i) Eastern Bank Corporation’s ownership interest in the Bank’s total shareholders’ equity as of March 31, 2020, the date of the latest statement of financial position included in the latest prospectus filed with the U.S. Securities and Exchange Commission (“SEC”) for the Company's initial public offering (“IPO”), plus (ii) the value of the net assets of Eastern Bank Corporation as of March 31, 2020 (excluding its ownership of Eastern Bank). Also pursuant to the Plan, a parallel liquidation account maintained at the Bank was established to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The Company and the Bank hold the liquidation accounts for the benefit of eligible account holders who continue to maintain deposits in the Bank. The Company is not permitted to pay dividends on its capital stock if the shareholders’ equity of the Company would be reduced below the amount of the liquidation account. The liquidation account will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank, and only in such event, each account holder will be entitled to receive a distribution from the liquidation account in an amount proportionate to the adjusted qualifying account balances then held. See “Regulation—Liquidation Account Effect on Dividends” included in Item 1 in this Current Report on Form 8-K.
Basis of Presentation
The Company’s Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) as set forth by the Financial Accounting Standards Board (“FASB”) and its Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) as well as the rules and interpretive releases of the SEC under the authority of federal securities laws.
The Consolidated Financial Statements include the accounts of the Company, its wholly-owned subsidiaries, and entities in which it holds a controlling financial interest through being the primary beneficiary or through holding a majority of the voting interest. All intercompany accounts and transactions have been eliminated in consolidation.
Certain previously reported amounts have been reclassified to conform to the current year’s presentation which includes:
•certain loan servicing-related costs have been reclassified from professional services to loan expense; and
•operational losses have been reclassified to other non-interest expense.
As a result of the decision to sell substantially all of the assets and transfer certain liabilities of Eastern Insurance Group, the Company reclassified certain amounts previously reported including:
•certain assets and liabilities previously reported in the insurance agency business were reclassified to assets and liabilities of discontinued operations, respectively, on the Consolidated Balance Sheets;
•certain components of noninterest income and noninterest expense, including the associated income tax effects, previously reported in the insurance agency business were reclassified to net income from discontinued operations on the Consolidated Statements of Income; and
•certain operating, investing, and financing cash flows previously reported on their applicable lines within the Consolidated Statements of Cash Flows were reclassified to cash flows used in/provided by operating activities of, investment activities of and financing activities of discontinued operations, respectively.